Stockholders’ Permanent and Temporary Equity (Details Narrative)																									1 Months Ended	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 18, 2023 USD ($) $ / shares	Sep. 14, 2023 USD ($) shares	Aug. 04, 2023 USD ($) $ / shares shares	Aug. 02, 2023 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) shares	May 24, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Feb. 20, 2023 USD ($)	Jan. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 06, 2022 USD ($) $ / shares shares	Sep. 22, 2022 $ / shares	Sep. 16, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares	Jul. 08, 2022 USD ($) $ / shares shares	May 10, 2022 $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares		Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 13, 2022 $ / shares	Dec. 31, 2020 shares	Dec. 15, 2020 shares	Apr. 18, 2019 $ / shares shares	Dec. 15, 2015 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized														110,000,000											110,000,000								110,000,000
Common stock, par value | $ / shares														$ 0.0001											$ 0.0001								$ 0.0001
Preferred stock, shares authorized														1,000,000											1,000,000	1,000,000				1,000,000			1,000,000	1,000,000
Preferred stock, par value | $ / shares														$ 0.0001											$ 0.0001	$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Financial Designation, Predecessor and Successor [Fixed List]														Successor											Successor	Successor			Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Share price, per share | $ / shares																																			$ 176.28
Additional paid in capital | $														$ 104,584,147											$ 104,584,147	$ 109,591,327				$ 109,591,327			$ 104,584,147
Stock Issued During Period, Shares, Acquisitions																331,331
Placement agent fees | $		$ 57,980
Warrants exercise price | $ / shares														$ 402.50											$ 402.50								$ 402.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number														56,999	56,999	56,999									56,999	101,752				101,752		56,999	56,999
Shares issued, price per share | $ / shares																													$ 67.90		$ 67.90			$ 3.25
Conversion price | $ / shares									$ 70.00	$ 70.00				$ 350.00											$ 350.00								$ 350.00
Satisfaction of company liabilities | $														$ 5,062,000											$ 5,062,000								$ 5,062,000
Stock based compensation expense | $																									56,333	$ 243,045			$ 494,022	$ 896,249	$ 3,131,708	$ 3,524,802		$ 4,245,463
Unrecognized stock-based compensation expense | $														2,957,047											$ 2,957,047	1,324,176				$ 1,324,176			$ 2,957,047
weighted average period															1 year 7 months 6 days															1 year 8 months 12 days
Stockholders' Equity Note, Stock Split, Conversion Ratio																									176.28								176.28
Company valuation | $																																	$ 85,000,000
Warrant or Right, Reason for Issuance, Description																									The Replacement Warrants include (a) exercisable warrants to purchase 36,340 shares of Successor common stock with an exercise price of $241.50 per share and with an expiration date of December 12, 2027, which replace the warrants that were issued by the Predecessor to its Series A Preferred Stock holders upon the automatic conversion of their Predecessor Series A Preferred Stock into Predecessor common stock and Predecessor Series A Warrants upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Automatic Conversion of Predecessor Series A Preferred Stock); (b) warrants to purchase 2,992 shares of Successor common stock with an exercise price of $176.05 per share which replace the warrants that were issued by the Predecessor to a strategic partner (see Note 10 – Commitments and Contingencies – License Agreements – L&F Research LLC), of which warrants to purchase 997 shares are exercisable until they expire on or about January 6, 2025, while the remainder vest upon the achievement of certain milestones and expire five years following the achievement of those milestones; and (c) exercisable warrants to purchase 9,229 shares of Successor common stock with an exercise price of $405.30 per share and with various expiration dates through April 17, 2024 which replace the warrants that were issued by the Predecessor to certain purchasers of convertible notes, certain brokers and a strategic partner in conjunction with entering into a license agreement (see Note 10 – Commitments and Contingencies – License Agreements – InflamaCORE).
Common Stock, Value, Issued | $														$ 26											$ 26	123				$ 123			$ 26
Legal Fees | $		16,131
[custom:IncrementalFairValue] | $		134,591
Deemed dividend | $										$ 6,700,000
Stock Redeemed or Called During Period, Value | $																												$ 331,331
Preferred Stock Dividends and Other Adjustments | $																										$ 84,315
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Conversion of Stock, Shares Issued																																	191,992
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award								ten			ten		ten
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding								41,523					2,858	56,999											56,999	101,752				101,752			56,999
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $								$ 499,660			$ 23,770		$ 184,426
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedWeightedAverageRemainingContractualTerm1]													3 years
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price | $ / shares								$ 15.40			$ 79.10		$ 73.85
Shares purchased											372
Shares purchased											372																			44,753
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value | $								$ 555,004
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period								3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value | $								$ 55,344
Proceeds from Warrant Exercises | $																														$ 947
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionsRepricedNewInPeriodWeightedAverageExercisePrice] | $ / shares	[1]																													$ 70.00
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term																														5 years 2 months 12 days			5 years 3 months 18 days
[custom:WarrantModificationCosts] | $		$ 134,591
[custom:PercentageOfRegistrationDelayPayments-0]												1.50%
Debt Instrument, Interest Rate, Stated Percentage												2.00%
Debt Instrument, Periodic Payment | $												$ 6,819
Executive Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											143
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares				$ 70.00					$ 402.50	$ 402.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,464					24,671	24,671
[custom:ExerciseFloorPriceReset-0] | $ / shares									$ 70.00	$ 70.00
Series B Warrants [Member]
Class of Stock [Line Items]
[custom:ExerciseFloorPriceReset-0] | $ / shares									245.00	245.00
July Twenty Twenty Three Warrants [Member]
Class of Stock [Line Items]
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionsRepricedNewInPeriodWeightedAverageExercisePrice] | $ / shares		$ 4.75
PIPE Warrant [Member]
Class of Stock [Line Items]
Preferred stock sold																														24,671
Preferred stock price per share | $ / shares																										$ 35,000				$ 35,000
Net proceeds | $																														$ 8,635,000
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number														56,950											56,950								56,950
Stockholders' Equity Note, Stock Split, Conversion Ratio																																	176.28
Options Held [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number														56,999											56,999								56,999
Warrant [Member]
Class of Stock [Line Items]
[custom:NumberOfWarrantExercisableShareValue-0]														24,671											24,671								24,671
Replacement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														48,561											48,561								48,561
Research and Development Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																									$ 7,808	$ 38,224			67,608	117,320	619,363	673,160		944,525
General and Administrative Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																									$ 48,525	$ 281,269			$ 426,414	778,929	$ 2,512,345	$ 2,851,642		$ 3,300,938
Stock Issued | $																														$ 1,156,778
Maximum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares														$ 70.00											$ 70.00								$ 70.00
Warrant [Member]
Class of Stock [Line Items]
Share price, per share | $ / shares														0.35											0.35								0.35
Warrants exercise price | $ / shares														402.50											402.50								402.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						39,373
Shares issued, price per share | $ / shares														$ 1,000											1,000								$ 1,000
Stockholders' Equity Note, Stock Split, Conversion Ratio																																	176.28
[custom:ClosingPriceOfCommonStock] | $ / shares																									$ 630.00
[custom:IncrementalFairValue] | $						$ 47,300
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionsRepricedNewInPeriodWeightedAverageExercisePrice] | $ / shares		$ 4.75
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		5 years 6 months																															4 years 9 months 18 days
Common Stock [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares									$ 35.00	$ 35.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									314,729	314,729
Conversion price | $ / shares									$ 70.00	$ 70.00
Stock Issued During Period, Shares, New Issues									314,729
Proceeds from Issuance of Common Stock | $			$ 966,400						$ 11,000,000.0
Stock Issued During Period, Value, New Issues | $			$ 208,702			523,115			1,184,482
Payments for Other Fees | $						125,943			440,620
Legal Fees | $						236,091			455,332
Professional Fees | $						87,037			259,774
[custom:OtherCosts] | $						26,744			$ 28,756
[custom:IncrementalFairValue] | $						$ 47,300
Reclassification of formerly redeemable common stock																												1,880
Deemed dividend | $										$ 1,400,000
Stock Redeemed or Called During Period, Value | $
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period										141,861
[custom:StockIssuedDuringPeriodSharesWarrantInducementOfferExerciseProceeds]			203,464																							203,463	[2]
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares						$ 0.0035
Stock Issued During Period, Shares, New Issues						93,030
July Twenty Twenty Three Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						363,636
Stock Issued During Period, Shares, New Issues						270,606
July Twenty Twenty Three Offering [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares						$ 5.78
Proceeds from Issuance of Common Stock | $						$ 2,100,000
Common Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares						$ 5.78
Warrants and Rights Outstanding, Term						5 years
Investor [Member] | Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							86,976
Common Stock, Value, Issued | $							$ 1,200,000
Common Stock, Shares, Issued							56,507
Investor [Member] | Pre Funded Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares					$ 0.0035
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					270,607
Proceeds from Warrant Exercises | $					$ 947
Investor [Member] | Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Reclassification of formerly redeemable common stock				150
Stock Redeemed or Called During Period, Value | $				$ 230,000
Investor [Member] | Series A Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
[custom:RemainingSharesBeforeRedemption]				200
Three Investor [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares						$ 5.78
Three Investor [Member] | Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares						$ 35.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														8,635											8,635	8,635				8,635			8,635
Net proceeds | $																									$ 8,635,000
Preferred stock, shares designated														8,635											8,635	50				50			8,635
Proceeds from registered offering to redeem series A preferred stock | $										$ 10,500,000
Deemed dividend | $										$ 37,000
[custom:RemainingSharesWithConversionFloorPriceReset]										235
Series A Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion price | $ / shares									$ 350.00	$ 350.00
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														5,062											5,062	5,062				5,062			5,062	5,062
Preferred stock sold																									8,635
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														24,671											24,671								24,671
Shares issued, price per share | $ / shares														$ 1,000											$ 1,000								$ 1,000
Preferred stock, shares designated														5,062											5,062	5,062				5,062			5,062	5,062
[custom:SharesConversionPrice-0] | $ / shares														$ 350.00											$ 350.00								$ 350.00
Deemed dividend | $										$ 100,000
Series B Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares														245.00											245.00								245.00
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
[custom:SharesConversionPrice-0] | $ / shares														245.00											245.00								245.00
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions										5,062
Conversion price | $ / shares									$ 350.00	$ 350.00
Redemption of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from registered offering to redeem series A preferred stock | $										$ 10,500,000
Reclassification of formerly redeemable common stock										8,400
Net carrying amount | $										$ 3,800,000
Conversion of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted										500
Conversion of Stock, Shares Issued										35
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock sold																														8,635
Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																1,880
Larkspur Larkspur Merger Sub Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares														$ 402.50											$ 402.50								$ 402.50
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingExercisable-0]														173,302											173,302								173,302
Put Option [Member]
Class of Stock [Line Items]
Additional paid in capital | $																								$ 331
2022 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized														31,138											31,138								31,138
Common stock future issuance														31,138											31,138								31,138
Marketing Agreements [Member]
Class of Stock [Line Items]
Stock Issued | $																														$ 605,200
Shares, Issued																										14,571				14,571
Predecessor [Member]
Class of Stock [Line Items]
Common stock, shares authorized															75,000,000	75,000,000																75,000,000		75,000,000
Common stock, par value | $ / shares															$ 0.00001	$ 0.00001																$ 0.00001		$ 0.00001
Preferred stock, shares authorized															5,000,000	5,000,000																5,000,000
Preferred stock, par value | $ / shares															$ 0.00001	$ 0.00001																$ 0.00001
Financial Designation, Predecessor and Successor [Fixed List]																													Predecessor		Predecessor	Predecessor		Predecessor
Additional paid in capital | $																																		$ 40,065,109
Proceeds from related party debt | $																																$ 0		$ 3,150,000
Placement agent fees | $																	$ 2,000		$ 16,000		$ 21,200
Incremental fair value of stock and warrants | $																																	$ 331,200
Warrant exercise price per share | $ / shares																				$ 3.20
Warrant exercise price per share | $ / shares																		$ 1.37
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																																		10,039,348		8,755,179
Conversion of Stock, Shares Converted																6,406,210
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																						400,000
Stockholders' Equity Note, Stock Split, Conversion Ratio																																176.28
Company valuation | $																																$ 85,000,000
Common Stock, Value, Issued | $																																		$ 242
Common Stock, Shares, Issued																																		24,167,257
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																																		$ 3,271,992
Shares purchased																																		1,284,169
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value | $																																		$ 3,271,992
Proceeds from Warrant Exercises | $
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number															10,039,348	10,039,348																10,039,348
Stockholders' Equity Note, Stock Split, Conversion Ratio																																176.28
Predecessor [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																						$ 3.20																$ 2.30	$ 1.00
Warrant exercise price per share | $ / shares																$ 241.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														351,578	6,406,210	6,406,210									351,578							6,406,210	351,578				175,789		351,579
[custom:NumberOfWarrantExchageShareValue]																36,340
Common Stock, Shares, Issued																																						600,000	878,947
Shares, Issued																																						1,000,000
Predecessor [Member] | Second Amendment Securities [Member]
Class of Stock [Line Items]
Incremental fair value of stock and warrants | $																				$ 9,684,637
Predecessor [Member] | Predecessor Common Stock [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number															8,560,561	8,560,561																8,560,561
Predecessor [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Net proceeds | $																							$ 392,301
Proceeds from related party debt | $																							$ 100,000
Gross proceeds | $																	$ 548,805		$ 700,000		$ 296,400
Preferred stock conversion price per share | $ / shares																				$ 2.78		3.14
Preferred stock conversion price per share | $ / shares																				$ 1.19		$ 2.78
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number															2,427,832	2,427,832																2,427,832
Predecessor [Member] | Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock sold																	174,776		222,929		94,393		133,541
Preferred stock price per share | $ / shares																	$ 3.14		$ 3.14		$ 3.14		$ 3.14
Predecessor [Member] | Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted																																	33,845,335
Predecessor [Member] | Put Option [Member]
Class of Stock [Line Items]
Put option purchase of common stock																								331,331
Share price, per share | $ / shares																								$ 1.00
Predecessor [Member] | 2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																		10,000,000
Equity incentive plan, description																																		The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock.
Common stock future issuance															45,652	45,652																45,652

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 24,671 shares of common stock to their floor price of $70.00 per share.
[2]	Includes gross proceeds of $966,349 less issuance costs of $208,702